Short-Term and Long-Term Loans - Additional Information (Detail) Share data in Millions, unless otherwise specified	1 Months Ended		6 Months Ended	12 Months Ended								1 Months Ended		1 Months Ended							1 Months Ended					1 Months Ended					12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended				6 Months Ended	12 Months Ended				1 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended								1 Months Ended				6 Months Ended			1 Months Ended				12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended											6 Months Ended	12 Months Ended			1 Months Ended								2 Months Ended					12 Months Ended				6 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended									12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Nov. 28, 2012 USD ($)	Nov. 28, 2012 ZAR	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2012 ZAR	Nov. 16, 2012 ZAR	Oct. 24, 2012 USD ($)	Oct. 24, 2012 ZAR	Dec. 31, 2011 ZAR	Jan. 30, 2013 Subsequent Event USD ($)	Feb. 18, 2013 Subsequent Event USD ($)	Mar. 08, 2013 Subsequent Event Gold Fields Operations ZAR	Mar. 08, 2013 Subsequent Event GFI Joint Venture Holdings USD ($)	Jan. 30, 2013 Bridge Facility Subsequent Event USD ($)	Nov. 28, 2012 Refinancing of Line of Credit, Non-Revolving Credit Facility USD ($)	Nov. 28, 2012 Term Loan Credit Facilty [Member] USD ($)	Nov. 28, 2012 Term Loan Credit Facilty [Member] ZAR	Mar. 01, 2013 Nedbank Revolving Credit Facility [Member] Subsequent Event ZAR	Nov. 28, 2012 Spin Off [Member]	Nov. 28, 2012 Spin Off [Member] Term Loan Credit Facilty [Member] USD ($)	Nov. 28, 2012 Spin Off [Member] Term Loan Credit Facilty [Member] ZAR	Nov. 28, 2012 $500 million Syndicated Revolving Credit Facility USD ($)	Feb. 15, 2013 $500 million Syndicated Revolving Credit Facility Subsequent Event USD ($)	Nov. 28, 2012 R1 billion syndicated revolving credit facility USD ($)	Nov. 28, 2012 R1 billion syndicated revolving credit facility ZAR	Feb. 15, 2013 R1 billion syndicated revolving credit facility Subsequent Event USD ($)	Dec. 31, 2012 R3.5 billion long term revolving credit facility [Member] USD ($)	Dec. 31, 2012 R3.5 billion long term revolving credit facility [Member] ZAR	Dec. 31, 2012 Uncollateralized Loan [Member] Nedbank Revolving Credit Facility [Member]	Dec. 31, 2010 Collateralized Mvelaphanda Resources Limited	Dec. 31, 2012 Collateralized Split tenor revolving credit facility USD ($)	Dec. 31, 2011 Collateralized Split tenor revolving credit facility USD ($)	May 16, 2007 Collateralized Split tenor revolving credit facility USD ($)	May 26, 2011 Collateralized Split tenor revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2010 Collateralized Split tenor revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Apr. 30, 2008 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit USD ($)	May 16, 2007 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit USD ($)	May 15, 2009 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2008 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	May 15, 2009 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit Gold Fields Operations USD ($)	Jun. 30, 2008 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit Gold Fields Operations USD ($)	Apr. 30, 2008 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit	Dec. 31, 2012 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit	May 16, 2007 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit USD ($)	Apr. 26, 2012 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Jun. 22, 2011 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Mar. 22, 2011 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Aug. 31, 2010 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2010 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2009 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2008 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2011 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Oct. 08, 2010 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Sep. 30, 2009 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Gold Fields Operations USD ($)	May 15, 2009 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Gold Fields Operations USD ($)	Jun. 30, 2008 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Gold Fields Operations USD ($)	Apr. 17, 2012 Collateralized $500 million Syndicated Revolving Credit Facility USD ($)	Dec. 31, 2012 Collateralized $500 million Syndicated Revolving Credit Facility USD ($)	Dec. 31, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Utilization under the facility is less than or equal to 33 1/3%	Dec. 31, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%	Dec. 31, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Utilisation is greater than 66 2/3%	Nov. 23, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Nov. 29, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Sep. 20, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Aug. 02, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Jul. 25, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Jun. 01, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Apr. 23, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Feb. 15, 2013 Collateralized $500 million Syndicated Revolving Credit Facility Subsequent Event USD ($)	Mar. 31, 2011 Collateralized Preference shares USD ($)	Oct. 10, 2008 Collateralized Preference shares USD ($)	Dec. 24, 2007 Collateralized Preference shares ZAR	Dec. 31, 2010 Collateralized Preference shares USD ($)	Dec. 24, 2007 Collateralized Preference shares Minimum	Dec. 24, 2007 Collateralized Preference shares Maximum	Apr. 05, 2011 Collateralized Scrip Loan USD ($)	Apr. 05, 2011 Collateralized Scrip Loan ZAR	Mar. 26, 2010 Collateralized Scrip Loan USD ($)	Mar. 26, 2010 Collateralized Scrip Loan ZAR	Dec. 31, 2012 Collateralized Scrip Loan USD ($)	Dec. 31, 2011 Collateralized Scrip Loan USD ($)	Mar. 26, 2010 Collateralized Scrip Loan Mvelaphanda Resources Limited	Sep. 30, 2010 Collateralized Non-revolving Senior Secured Term Loan USD ($)	Dec. 31, 2010 Collateralized Non-revolving Senior Secured Term Loan USD ($)	Dec. 31, 2012 Collateralized Non-revolving Senior Secured Term Loan USD ($) Installment	Dec. 31, 2011 Collateralized Non-revolving Senior Secured Term Loan USD ($)	Sep. 17, 2010 Collateralized Non-revolving Senior Secured Term Loan USD ($)	Sep. 30, 2010 Collateralized $1 Billion Notes Issue Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2012 Collateralized $1 Billion Notes Issue Orogen Investments SA (Luxembourg) USD ($)	Jun. 20, 2011 Collateralized R1 billion syndicated revolving credit facility USD ($)	Dec. 31, 2012 Collateralized R1 billion syndicated revolving credit facility USD ($)	Dec. 31, 2011 Collateralized R1 billion syndicated revolving credit facility USD ($)	Dec. 31, 2012 Collateralized R1 billion syndicated revolving credit facility Utilization under the facility is less than or equal to 33 1/3%	Dec. 31, 2012 Collateralized R1 billion syndicated revolving credit facility Utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%	Apr. 23, 2012 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Apr. 16, 2012 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Mar. 15, 2012 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 19, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 23, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Nov. 30, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Sep. 30, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Aug. 30, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2012 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2010 Collateralized $60 million senior secured revolving credit facility	Dec. 31, 2012 Collateralized $60 million senior secured revolving credit facility USD ($)	Dec. 31, 2011 Collateralized $60 million senior secured revolving credit facility USD ($)	Dec. 22, 2010 Collateralized $60 million senior secured revolving credit facility USD ($)	Aug. 31, 2012 Collateralized $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	Apr. 30, 2012 Collateralized $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	May 01, 2012 Collateralized $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	Feb. 25, 2011 Collateralized $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	Aug. 31, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	May 01, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Jan. 30, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Nov. 28, 2011 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Mar. 31, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Dec. 31, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Dec. 31, 2011 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Dec. 22, 2010 Collateralized Senior Secured Credit Facility Fiscal Year Twenty Twelve [Member] USD ($)	Dec. 22, 2010 Collateralized Senior Secured Credit Facility Fiscal Year Twenty Thirteen [Member] USD ($)	Dec. 31, 2012 Uncollateralized Domestic Medium Term Notes Program USD ($)	Dec. 31, 2011 Uncollateralized Domestic Medium Term Notes Program USD ($)	Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program USD ($)	Apr. 06, 2009 Uncollateralized Domestic Medium Term Notes Program ZAR	Dec. 31, 2010 Uncollateralized Other loans USD ($)	Dec. 31, 2012 Uncollateralized Other loans USD ($)	Dec. 31, 2011 Uncollateralized Other loans USD ($)	Dec. 31, 2012 Uncollateralized Other loans ZAR	May 12, 2010 Uncollateralized Other loans Minimum USD ($)	May 12, 2010 Uncollateralized Other loans Maximum USD ($)	Dec. 31, 2012 Uncollateralized Other loans New Revolving Credit Agreement USD ($)	Dec. 09, 2009 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeenth Twenty Twelve USD ($)	Dec. 09, 2009 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeenth Twenty Twelve ZAR	Mar. 08, 2010 Uncollateralized Other loans Revolving Credit Facility Matures March Tenth, Twenty Thirteen USD ($)	Mar. 08, 2010 Uncollateralized Other loans Revolving Credit Facility Matures March Tenth, Twenty Thirteen ZAR	May 06, 2009 Uncollateralized Other loans Revolving Credit Facility Matures June Tenth, Twenty fourteen USD ($)	May 06, 2009 Uncollateralized Other loans Revolving Credit Facility Matures June Tenth, Twenty fourteen ZAR	Dec. 19, 2011 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen USD ($)	Dec. 19, 2011 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen ZAR	Dec. 31, 2012 Three Year Revolving Credit Facility	Jan. 30, 2013 Three Year Revolving Credit Facility Subsequent Event USD ($)	Nov. 28, 2012 Three Year Revolving Credit Facility GFI Joint Venture Holdings USD ($)	Dec. 31, 2012 Five Year Revolving Credit Facility	Nov. 28, 2012 Five Year Revolving Credit Facility USD ($)	Jan. 30, 2013 Five Year Revolving Credit Facility Subsequent Event USD ($)	Dec. 31, 2012 Five Year Revolving Credit Facility Condition One	Dec. 31, 2012 Five Year Revolving Credit Facility Condition Two	Dec. 31, 2012 Five Year Revolving Credit Facility Condition Three [Member]
Debt Instrument [Line Items]
Long-term revolving credit facility																		$ 466,700,000	4,000,000,000	1,500,000,000						$ 233,400,000	2,000,000,000		$ 249,400,000	2,000,000,000					$ 750,000,000				$ 250,000,000							$ 500,000,000													$ 500,000,000																															$ 200,000,000			$ 1,000,000,000																			$ 60,000,000												$ 43,000,000	$ 35,000,000				10,000,000,000					$ 450,000,000	$ 550,000,000	$ 1,000,000,000	$ 116,700,000	1,000,000,000	$ 58,300,000	500,000,000	$ 175,000,000	1,500,000,000	$ 233,400,000	2,000,000,000			$ 900,000,000		$ 450,000,000
Conversion of outstanding loan																																						250,000,000
Maturity date																																						May 16, 2009						May 16, 2012															Apr. 17, 2017															Jan. 24, 2011		Sep. 15, 2011							May 20, 2011								Oct. 07, 2020		Jun. 20, 2016																Feb. 21, 2014																											Sep. 30, 2013
Long and short-term loans raised			1,543,800,000	1,451,000,000	1,167,900,000	1,619,900,000								350,000,000	350,000,000																			540,000,000							73,000,000						1,000,000,000	120,000,000	420,000,000	70,000,000	221,000,000	120,000,000	121,000,000				118,000,000			244,000,000																			18,800,000	127,000,000	19,500,000	144,000,000	0	18,200,000		200,000,000								666,000,000	483,000,000															23,000,000	70,000,000																			39,400,000	518,000,000	56,700,000
Line of credit facility amount	700,100,000	6,000,000,000		350,000,000			3,000,000,000	1,000,000,000	58,300,000	500,000,000																				2,000,000,000				500,000,000									177,000,000											500,000,000				141,000,000		104,000,000											104,000,000																	110,000,000	150,000,000					666,000,000	220,000,000												666,000,000	220,000,000			50,000,000											0	50,000,000
Loan Refinance			1,330,800,000	975,900,000	654,600,000	1,637,500,000											600,000,000																500,000,000	40,000,000		40,000,000	32,000,000			16,000,000																259,000,000				140,000,000						100,000,000	20,000,000	20,000,000											18,800,000	127,000,000				39,600,000			10,000,000	40,000,000	40,000,000					220,000,000	263,000,000			220,000,000			33,000,000	50,000,000		105,000,000	75,000,000					73,000,000	20,000,000		23,000,000				20,000,000	7,000,000	7,000,000		16,000,000									41,900,000	2,900,000	56,700,000
Line of credit facility refinanced amount																								1,000,000,000	500,000,000			1,000,000,000												57,000,000		59,000,000					500,000,000								500,000,000																	1,440,000,000																											500,000,000
Line of credit interest rate description				The Rand bridge loan facilities bear interest at JIBAR plus a margin of 3.00% per annum for 12 months after the Spin-Off and 3.50% per annum for the last six months of the facilities																											Interest at JIBAR plus a margin of 2.50% per annum.														The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum.																																																																																						The facility bore interest at LIBOR plus a margin of 1.75% per annum.
Loan, margin																																													0.30%															1.60%																					5.00%	5.00%																																																	1.75%
Line of credit facility utilization description																																																												Where the utilisation under the facility was less than or equal to 33 1/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.60% per annum would be payable on the amount of utilisations.																																		Where the utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under the facility is greater than 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations.																																					Where the utilization under the facility was equal to or greater than 50%, a utilization fee of 0.25% per annum would be payable on the amount of utilizations. Such utilization fee was payable quarterly in arrears.																				less than or equal to 33 1/3%	greater than 33 1/3% and less than or equal to 66 2/3%	greater than 66 2/3%
Line of credit facility, utilization fee rate																																																													0.40%	0.20%	0.60%																																	0.20%	0.40%
Line of credit facility commitment fee percentage				35.00%																											0.85%																													0.56%																																		0.42%															1.30%																						0.70%			0.65%	0.90%													0.90%
Long and short-term loans raised																																																																10,000,000	20,000,000				20,000,000	194,000,000																												194,000,000	556,000,000	110,000,000			33,000,000			450,000,000								15,000,000	8,000,000	20,000,000				50,000,000
Date of cancellation																																																																								Feb. 15, 2013
Issued non-convertible redeemable preference shares to Rand Merchant Bank																																																																											1,200,000,000
Dividend rate payable as a percentage of Prime rate																																																																													22.00%	61.00%
Outstanding preference shares repaid																																																																									90,000,000	61,000,000
Preference dividend paid			3,100,000		1,300,000	5,900,000																																																																				2,500,000		19,300,000
Payment for redemption of preference shares, dividend																																																																									1,500,000
Shares subject to scrip lending agreement																																3																																																					3
Loan bears interest at LIBOR plus a margin rate																																																																																										2.00%
Principal payments schedule																																																																																								The facility amount is repayble in 20 equal quarterly instalments of $10 million each.
Number of equal quarterly installments																																																																																								20
Debt maturity period																																																																																								5 years																																														3 years	5 years
Notes issued, face value				2,372,400,000	1,907,700,000																																																																																						1,000,000,000
Interest rate																																																																																											4.875%
Transaction cost																																																																																												13,600,000
Revolving credit facility, optional maximum borrowing capacity																																																																																													1,100,000,000
Line of credit facility, additional interest above LIBOR																																																																																														1.20%															2.85%
Ownership interest acquired from IAMGOLD																																																																																																												18.90%
Notes issued
Settlements																																																																																																																															105,300,000
Notes outstanding																																																																																																																																108,900,000
Outstanding Borrowings																																																																																																																																			142,400,000		1,220,000,000
Revolving credit facility description																																																																																																																																			$450 million syndicated revolving loan facility with an option to increase the facility to $550 million within six months from signing date. The option to increase the facility to $550 million was not exercised. The purpose of the facilities was to refinance existing facilities, for general corporate purposes and working capital.
Line of credit facility utilization fee percentage																																																																																																																																			0.25%																				0.20%	0.40%	0.60%
Revolving loan facility, commitment fee																																																																																																																																			The borrowers were required to pay a quarterly commitment fee of 0.70% per annum.
Line of credit facility, outstanding
Term Loan and Revolving Credit Facility	450,000,000											1,440,000,000
Increase in credit facility												1,440,000,000																																																																																																																																						720,000,000				720,000,000
Cancellation of credit facility																0
Line of credit facility interest rate at LIBOR plus an initial margin																																																																																																																																																	2.45%			2.25%
Line of credit facility decreases	583,400,000	5,000,000,000																								175,000,000	1,500,000,000
Term loan decreases																						408,400,000	3,500,000,000
Line of credit facility period																					18 months
Short-term debt reclassified to long-term													$ 142,400,000